Note 16 - Stock-Based Compensation (Details) - Options Outstanding and Vested Stock Options (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding - Number Outstanding	247,157,450
Options Outstanding - Weighted Average Remaining Contractual Life	3 years 3 months
Options Outstanding - Weighted Average Exercise Price	$ 0.1482	$ 0.1694
Options Exercisable - Number Exercisable and Vested	207,328,550
Options Exercisable - Weighted Average Exercise Price	$ 0.1595
Exercise Price $0.0460 To $0.0660 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding - Number Outstanding	55,190,150
Options Outstanding - Weighted Average Remaining Contractual Life	4 years 350 days
Options Outstanding - Weighted Average Exercise Price	$ 0.0536
Options Exercisable - Number Exercisable and Vested	34,964,250
Options Exercisable - Weighted Average Exercise Price	$ 0.0485
Exercise Price $0.0690 To $0.1292 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding - Number Outstanding	47,932,800
Options Outstanding - Weighted Average Remaining Contractual Life	5 years 43 days
Options Outstanding - Weighted Average Exercise Price	$ 0.1073
Options Exercisable - Number Exercisable and Vested	33,609,700
Options Exercisable - Weighted Average Exercise Price	$ 0.1093
Exercise Price $0.1320 To $0.1774 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding - Number Outstanding	55,329,300
Options Outstanding - Weighted Average Remaining Contractual Life	2 years 135 days
Options Outstanding - Weighted Average Exercise Price	$ 0.1601
Options Exercisable - Number Exercisable and Vested	50,049,400
Options Exercisable - Weighted Average Exercise Price	$ 0.1604
Exercise Price $0.1922 To $0.2036 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding - Number Outstanding	61,377,500
Options Outstanding - Weighted Average Remaining Contractual Life	1 year 354 days
Options Outstanding - Weighted Average Exercise Price	$ 0.2034
Options Exercisable - Number Exercisable and Vested	61,377,500
Options Exercisable - Weighted Average Exercise Price	$ 0.2034
Exercise Price $0.2058 To $0.4016 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding - Number Outstanding	27,327,700
Options Outstanding - Weighted Average Remaining Contractual Life	1 year 54 days
Options Outstanding - Weighted Average Exercise Price	$ 0.2632
Options Exercisable - Number Exercisable and Vested	27,327,700
Options Exercisable - Weighted Average Exercise Price	$ 0.2632